Reverse Acquisition - Additional Information (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended	0 Months Ended
	Dec. 31, 2014	Aug. 12, 2014	Mar. 31, 2015	Dec. 31, 2013	Aug. 31, 2014
Business Acquisition [Line Items]
Common stock, par value	$ 0.0001		$ 0.0001	$ 0.0001
Exchange of common stock shares	94,216,587
Exchange ratio of common shares	25.00207
Acquisition Percentage	80.00%
Acquisition cost	$ 1,100
Reverse acquisition - YIDI [Member]
Business Acquisition [Line Items]
Promissory note		$ 249			$ 249
Common stock, par value		$ 0.0100
Exchange ratio of common shares		25.00207
Corindus Inc. [Member]
Business Acquisition [Line Items]
Common stock, par value	$ 0.01